Supplementary Oil And Gas Information (Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves-Before Discounting) (Details) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 45,997	$ 36,256	$ 29,595
Production costs	14,129	11,861	10,368
Development costs	7,363	8,497	9,327
Income taxes	4,613	2,267	555
Future net cash flows	19,892	13,631	9,345
Less 10% annual discount for estimated timing of cash flows	8,335	4,814	3,328
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	11,557	8,817	6,017	10,748
Canada [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	19,255	19,039	15,471
Production costs	7,456	7,377	6,273
Development costs	3,276	4,515	5,117
Income taxes	1,727	652
Future net cash flows	6,796	6,495	4,081
Less 10% annual discount for estimated timing of cash flows	2,320	1,836	1,079
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	4,476	4,659	3,002	5,285
United States [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	26,742	17,217	14,124
Production costs	6,673	4,484	4,095
Development costs	4,087	3,982	4,210
Income taxes	2,886	1,615	555
Future net cash flows	13,096	7,136	5,264
Less 10% annual discount for estimated timing of cash flows	6,015	2,978	2,249
Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves, Total	$ 7,081	$ 4,158	$ 3,015	$ 5,463